EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity
EQUITY

Common Stock

The following table lists the cash dividends on common stock declared and paid by the Company during the six months ended June 30, 2012:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
February 29, 2012	March 15, 2012	$0.33	March 30, 2012
April 24, 2012	May 15, 2012	$0.33	May 31, 2012

On August 1, 2012, the Company announced that its board of directors declared a quarterly cash dividend of $0.33 per share of common stock. The dividend will be paid on August 31, 2012 to stockholders of record as of the close of business on August 15, 2012.
On August 1, 2011, the Company completed an underwritten public offering of 11.7 million newly issued shares of its common stock pursuant to a registration statement filed with the SEC, which became effective on July 26, 2011.  The Company received net proceeds, before expenses, of $163.9 million from the offering, after giving effect to the issuance and sale of all 11.7 million shares of common stock (which included 1.5 million shares sold to the underwriters upon exercise of their option to purchase additional shares to cover over-allotments), at a price to the public of $14.75 per share.
During the six months ended June 30, 2012, the Company issued 117,890 shares of common stock as a result of restricted stock unit vestings and in connection with incentive bonus payments payable under the Company's 2011 Bonus Plan pursuant to an election to receive the bonus payment in shares of the Company's common stock. During the six months ended June 30, 2012, the Company issued 41,640 shares of common stock as a result of stock options exercised.

EQUITY

Common Stock

On August 1, 2011, the Company completed an underwritten public offering of 11.7 million newly issued shares of its common stock pursuant to a registration statement filed with the Securities Exchange Commission ("SEC"), which became effective on July 26, 2011.  The Company received net proceeds, before expenses, of $163.9 million from the offering, after giving effect to the issuance and sale of all 11.7 million shares of common stock (which included 1.5 million shares sold to the underwriters upon exercise of their option to purchase additional shares to cover over-allotments), at a price to the public of $14.75 per share.
The following is a summary of the Company’s other common stock issuances during the year ended December 31, 2011:

Exercise of stock options	45,657
Vesting of common stock units	54,983

The following table lists the cash dividends on common stock paid and declared by the Company during the year ended December 31, 2011:

Declaration Date	Record Date	Amount Per Share	Dividend Payable Date
May 3, 2011	May 16, 2011	$0.32	June 2, 2011
August 2, 2011	August 15, 2011	$0.32	September 2, 2011
November 2, 2011	November 15, 2011	$0.32	December 2, 2011

Distributions with respect to the Company's common stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nondividend distributions or a combination thereof. Following is the characterization of the Company's cash dividends on common stock per share during the year ended December 31, 2011:

Ordinary dividends	$0.7833
Return of capital	0.1767
0.9600

On February 29, 2012, the Company announced that its board of directors declared a quarterly cash dividend of $0.33 per share of common stock. The dividend will be paid on March 30, 2012 to stockholders of record as of the close of business on March 15, 2012.